Subsequent Events - Additional Information (Detail) - USD ($) $ in Thousands					1 Months Ended		12 Months Ended
		Jan. 24, 2022	Aug. 25, 2021	Aug. 24, 2021	Apr. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Initial purchase of shares of common stock	[1]						$ 108	$ 69
Loan and Security Agreement [Member] | Oxford Finance LLC [Member]
Subsequent Event [Line Items]
Debt instrument, face amount						$ 30,000
Loan and Security Agreement [Member] | Oxford Finance LLC [Member] | Debt Instrument, Term Loan A [Member]
Subsequent Event [Line Items]
Debt instrument, face amount						20,000
Proceeds from long term debt net of issuance costs						12,500
Loan and Security Agreement [Member] | Oxford Finance LLC [Member] | Debt Instrument, Term Loan A [Member] | Debt Instrument Sub Tranche One [Member]
Subsequent Event [Line Items]
Proceeds from long term debt net of issuance costs							12,500
Loan and Security Agreement [Member] | Oxford Finance LLC [Member] | Debt Instrument, Term Loan A [Member] | Debt Instrument Sub Tranche Two [Member]
Subsequent Event [Line Items]
Proceeds from long term debt net of issuance costs							$ 7,400
Loan and Security Agreement [Member] | Oxford Finance LLC [Member] | Debt Instrument, Term Loan B. [Member]
Subsequent Event [Line Items]
Debt instrument, face amount						10,000
Proceeds from long term debt net of issuance costs						$ 7,400
2021 Incentive Award Plan [Member]
Subsequent Event [Line Items]
Stockholders equity note stock split exchange ratio			0.09657
Locust Walk Acquisition Corporation [Member]
Subsequent Event [Line Items]
Proceeds from the transaction related to merger				$ 65,900
Subsequent Event [Member] | Research Sub-award Agreement [Member] | UCSF [Member]
Subsequent Event [Line Items]
Reimbursement of Expenses					$ 5,000
Subsequent Event [Member] | Lincoln Park Purchase Agreement [Member]
Subsequent Event [Line Items]
Sale of common stock over the term of purchase agreement		$ 50,000
Term of purchase agreement		36 months
Initial purchase of shares of common stock		$ 3,000
Number of shares of common stock issued as a commitment fee as per agreement		142,939
Common Stock | PIPE Financing [Member]
Subsequent Event [Line Items]
Proceeds from issuance of common stock				$ 60,700

[1]	Historical shares and capital amounts have been retroactively restated for the reverse recapitalization as described in Note 14.